Annual Maturities on Long-term Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 6
2014	6
2015	357
2016	7
2017	258
Thereafter	1,017
Total maturities	1,651
Unamortized discount, net	(19)
Total long-term debt	$ 1,632	$ 2,001